Fair Value Measurements - Schedule of Change in Fair Value of Earnout Liability and Derivative Liabilities (Details) - USD ($)		1 Months Ended	3 Months Ended	8 Months Ended	9 Months Ended
	Feb. 14, 2024	Feb. 13, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2025
Preferred stock warrant liability (Predecessor):
Beginning balance		$ 320,117	$ 200,000	$ 4,900,000	$ 20,000
Gain on revaluation of earnout liability			(170,000)	(4,870,000)
Ending balance	4,900,000		30,000	30,000	20,000	[1]
Reclassification of warrant liability to equity		(320,117)
Level 1 [Member]
Preferred stock warrant liability (Predecessor):
Beginning balance
Gain on revaluation of earnout liability
Ending balance						[1]
Reclassification of warrant liability to equity
Level 2 [Member]
Preferred stock warrant liability (Predecessor):
Beginning balance
Gain on revaluation of earnout liability
Ending balance						[1]
Reclassification of warrant liability to equity
Level 3 [Member]
Preferred stock warrant liability (Predecessor):
Beginning balance		320,117	200,000	4,900,000	20,000
Gain on revaluation of earnout liability			(170,000)	(4,870,000)
Ending balance	$ 4,900,000		$ 30,000	$ 30,000	$ 20,000	[1]
Reclassification of warrant liability to equity		$ (320,117)

[1]	There was no change in value as of March 31, 2025, June 30, 2025 and September 30, 2025.